Contract Assets, Net	12 Months Ended
Mar. 31, 2025
Contract Assets, Net [Abstract]
CONTRACT ASSETS, NET

8. CONTRACT ASSETS, NET

Contract assets, net consist of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	16,120,142	59,554,163	7,654,875
Addition	46,842,781	40,444,438	5,198,581
Changes due to billings	(1,874,928)	(8,087,529)	(1,039,542)
	61,087,995	91,911,072	11,813,914
Allowance for expected credit losses	(1,533,832)	(812,433)	(104,427)
Ending balance	59,554,163	91,098,639	11,709,487

Allowance for expected credit losses consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	—	1,533,832	197,153
Addition	1,533,832	812,433	104,427
Ending balance	1,533,832	2,346,265	301,580